Subsequent Events	3 Months Ended	12 Months Ended
	Feb. 28, 2025	Dec. 31, 2024	Nov. 30, 2024
Evergreen Merger Corporation [Member]
IfrsStatementLineItems [Line Items]
Subsequent Events

Note 7 — Subsequent Events

In preparing the consolidated financial statements, the Company considered disclosures of events occurring after December 31, 2024, until the issuance of the financial statements. Based on this review, the Company identified the following subsequent event:

From January 1, 2025 until the issuance of the financial statements, the Parent has advanced $35,986 to the Company. The total amount due to related party is $154,924. The amounts are unsecured, interest free and due on demand.

Evergreen Corporation [Member]
IfrsStatementLineItems [Line Items]
Subsequent Events

Note 9 – Subsequent Events

In accordance with ASC Topic 855, “Subsequent Events”, which establishes general standards of accounting for and disclosure of events that occur after the balance sheet date but before consolidated financial statements are issued, the Company has evaluated all events or transactions that occurred up to the date the consolidated financial statements were available to issue. Based upon this review, the Company identified the following subsequent events:

On March 7, 2025, the Company issued an unsecured amended and restated convertible promissory note (the “Sponsor Promissory Note”) to fund the Company’s working capital needs of the Sponsor in the principal amount of $7,120,000. The Sponsor Promissory Note amended and replaced all of the Company’s promissory notes previously issued to the Sponsor.

On March 11, 2025, the Company deposited $110,365 to the Trust Account to extend the period of time from March 11, 2025 to April 11, 2025 to complete the business combination.

On April 9, 2025, the Company deposited $110,365 to the Trust Account to extend the period of time from April 11, 2025 to May 11, 2025 to complete the business combination.

Note 8 – Subsequent Events

In accordance with ASC Topic 855, “Subsequent Events”, which establishes general standards of accounting for and disclosure of events that occur after the balance sheet date but before consolidated financial statements are issued, the Company has evaluated all events or transactions that occurred up to the date the consolidated financial statements were available to issue. Based upon this review, the Company identified the following subsequent events:

The Company deposited $80,000 on December 9, 2024 in the Company’s Trust Account to extended the period of time from December 11, 2024 to January 11, 2025 to complete the business combination.

The Company deposited $80,000 on January 10, 2024 in the Company’s Trust Account to extended the period of time from January 11, 2025 to February 11, 2025 to complete the business combination

Subsequent to the approval by the shareholders of the Company of the Amendment to EVGR’s Amended and Restated Memorandum and Articles of Association (the “Charter Amendment”), on January 28, 2025, EVGR filed the Charter Amendment with the Registrar of Companies in the Cayman Islands. Pursuant to the Charter Amendment, EVGR has the right to extend the date by which it has to consummate a business combination up to six (6) times for an additional one (1) month each time from February 11, 2025 to August 11, 2025 (as extended, the “Extended Date”) by depositing into the trust account, for each one-month extension, $0.05 for each Class A ordinary share issued and outstanding after giving effect to the redemption. In connection with the Charter Amendment, the EVGR’s shareholders elected to redeem an aggregate of 2,456,657 ordinary shares at a price of approximately $12.00 per share, in an aggregate principal amount of $29,476,971. Following the redemptions, there were 2,207,300 Class A Ordinary Shares outstanding held by public shareholders.

On January 30, 2025, the Company issued an unsecured, non-interest bearing promissory note in the principal amount of up to $500,000 to Evergreen LLC, the Company’s sponsor for extension and working capital purpose.

On February 12, 2025, EVGR’s securities were suspended on Nasdaq with immediate effect after EVGR gave notice that it would be unable to regain compliance with Nasdaq’s continued listing requirements. On February 12, 2025, EVGR Class A ordinary shares, warrants and units were listed and began trading on the Pink Current tier of the OTC Markets. EVGR’s Class A ordinary shares, warrants and units are listed under the symbols “EGSVF,” “EGRVF,” and “EGUVF,” respectively.

The Company deposited $110,365 on February 10, 2025 in the Company’s Trust Account to extend the period of time from February 11, 2025 to March 11, 2025 to complete the business combination.

On March 7, 2025, EVGR issued an unsecured amended and restated convertible promissory note (the “Sponsor Promissory Note”) to fund EVGR’s working capital needs of the Sponsor in the principal amount of $7,120,000. The Sponsor Promissory Note amended and replaced all of EVGR’s promissory notes previously issued to the Sponsor. The Sponsor Promissory Note will become due and payable on the date that is six months following the closing of the Business Combination, or may, at the option of the Sponsor, is convertible into Private Units at a conversion price of $10.00 per unit at any time prior to the maturity date.

The Company deposited $110,365 on March 11, 2025 in the Company’s Trust Account to extend the period of time from March 11, 2025 to April 11, 2025 to complete the business combination.

The Company deposited $110,365 on April 9, 2025 in the Company’s Trust Account to extend the period of time from April 11, 2025 to May 11, 2025 to complete the business combination.